FINANCIAL INSTRUMENTS - Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 8	$ 2
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	1	2
Greater than 61 days
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 7	$ 0